Equity - Other reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
At the beginning of the year		$ (1,324,731)
Remeasurement of defined benefit obligations net for income tax		(208)	$ 277	$ 18
At the end of the year		(1,324,887)	(1,324,731)
Other reserves
Disclosure of reserves within equity [line items]
At the beginning of the year		(1,324,731)	(1,344,008)	(1,344,022)
Change in participations	[1]	(60)	19,112	0
Remeasurement of defined benefit obligations net for income tax		(96)	165	14
At the end of the year		$ (1,324,887)	$ (1,324,731)	$ (1,344,008)

[1]	This consists mainly in change in participations in Italian subsidiaries, see Note 25 f).